FEDERATED U.S. GOVERNMENT BOND FUND
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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31,
2005

Under the heading "Investment Limitations" please delete the following non-fundamental investment policies:

Purchasing Put Options
The Fund may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and listed put options on financial futures contracts for portfolio securities. Put options on portfolio securities are intended to protect against price movements in particular securities in the portfolio. Put options on financial futures contracts will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.
The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Writing Covered Call Options
The Fund may write covered call options to generate income. The Fund may only sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund reserves the right to write covered call options on its entire portfolio. The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Purchasing Calls
The Fund may purchase calls in anticipation of an increase in the value of the underlying asset.


                                                               December 15, 2005




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WORLD-CLASS INVESTMENT MANAGER
Federated U.S. Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Federated is a registered mark
of Federated Investors, Inc.
2005 (C)Federated Investors, Inc.


Cusip 314284100

34044 (12/05)